ACQUISITION OF BUSINESS (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 06, 2022	May 27, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill			$ 6,914		$ 2,216
CDK Global Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 8,300
Goodwill	4,600
Identifiable intangible assets recognised as of acquisition date	4,800
Cash and cash equivalents recognised as of acquisition date	301
Current assets recognised as of acquisition date	375
Trade and other payables recognised as of acquisition date	953
Deferred tax liabilities recognised as of acquisition date	1,100
Other liabilities	361
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	15
Non-controlling interest in acquiree recognised at acquisition date	$ 81
Revenue of acquiree since acquisition date			889
Net loss of acquiree since acquisition date			42
Revenue of combined entity as if combination occurred at beginning of period			1,800
Profit (loss) from operating activities of combined entity as if combination occurred at beginning of period			107
BHI Energy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 737
Goodwill		257
Identifiable intangible assets recognised as of acquisition date		390
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		8
Revenue of acquiree since acquisition date			649
Net loss of acquiree since acquisition date			11
Revenue of combined entity as if combination occurred at beginning of period			1,100
Profit (loss) from operating activities of combined entity as if combination occurred at beginning of period			$ 12
Goodwill expected to be deductible for tax purposes		68
Net other assets		$ 90
Spanish engineering
Disclosure of detailed information about business combination [line items]
Cash transferred				$ 23